Equity Instruments (Details 2)	12 Months Ended
Jun. 30, 2016 $ / shares shares
Number of Options Outstanding | shares	322,302
Weighted Average Exercise Price	$ 18.01
Number of Options Exercisable | shares	139,798
Weighted Average Remaining Contractual Life, Outstanding (in years)	9 years 3 months 29 days
Weighted Average Exercise Price	$ 16.76
Exercise Price Range One [Member]
Range of Exercise Prices	$ 6.72
Number of Options Outstanding | shares	16,668
Weighted Average Exercise Price	$ 6.72
Number of Options Exercisable | shares	16,668
Weighted Average Remaining Contractual Life, Outstanding (in years)	9 years 9 months 14 days
Weighted Average Exercise Price	$ 6.72
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 18.12
Number of Options Outstanding | shares	301,467
Weighted Average Exercise Price	$ 18.12
Number of Options Exercisable | shares	123,130
Weighted Average Remaining Contractual Life, Outstanding (in years)	9 years 4 months 13 days
Weighted Average Exercise Price	$ 18.12
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 55.56
Number of Options Outstanding | shares	4,167
Weighted Average Exercise Price	$ 55.56
Number of Options Exercisable | shares	0
Weighted Average Remaining Contractual Life, Outstanding (in years)	4 years 1 month 10 days
Weighted Average Exercise Price	$ 0